Segment Information Level 4 Segment sales to external customers by product line (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales to external customers [Line Items]
Concentration risk, sales volume												$ 304,900,000	$ 210,400,000
Concentration of risk												11.00%	10.00%
Sales Revenue, Goods, Net												2,759,290,000	2,229,325,000	2,215,332,000
Revenue from External Customers	852,295,000	694,600,000	764,600,000	732,900,000	587,000,000	547,400,000	628,000,000	589,400,000	483,200,000	1,597,173,000	1,319,886,000	2,779,062,000	2,248,088,000	2,240,591,000
Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers	681,500,000			580,500,000						1,262,600,000	1,032,000,000	2,190,200,000	1,779,400,000	1,778,000,000
Wood Products [Member]
Sales to external customers [Line Items]
Wood Products Sales to Building Materials Distribution												38.00%
Revenue from External Customers	280,400,000			241,800,000						549,600,000	453,000,000	943,300,000	712,500,000	687,400,000
Revenue and Related Party Revenue, Net												589,300,000	470,200,000	464,000,000
Building Materials Distribution and Wood Products Combined [Member]
Sales to external customers [Line Items]
Revenue from External Customers												2,779,100,000	2,248,100,000	2,240,600,000
Commodity [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers												1,092,700,000	835,100,000	879,000,000
General line [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers												794,900,000	722,000,000	697,000,000
Engineered wood products (BMD) [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers												302,200,000	220,800,000	200,600,000
Plywood and veneer [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												324,600,000	214,500,000	224,000,000
Engineered wood products (WP) [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Wood Products Sales to Building Materials Distribution												73.00%
Revenue from External Customers												87,900,000	92,100,000	86,500,000
Lumber [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												77,400,000	69,600,000	67,500,000
Byproducts [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												44,600,000	44,500,000	33,900,000
Particleboard [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												33,100,000	26,100,000	28,200,000
Other [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers												21,800,000	23,300,000	24,000,000
Operating Segments [Member]
Sales to external customers [Line Items]
Revenue from External Customers	852,295,000			732,900,000						1,597,173,000	1,319,886,000	2,759,300,000	2,229,300,000	2,215,300,000
Operating Segments [Member] | Building Materials Distribution [Member]
Sales to external customers [Line Items]
Revenue from External Customers	681,500,000			580,500,000						1,262,600,000	1,032,000,000	2,189,800,000	1,777,900,000	1,776,600,000
Operating Segments [Member] | Wood Products [Member]
Sales to external customers [Line Items]
Revenue from External Customers	170,800,000			152,400,000						334,600,000	288,000,000	569,500,000	451,400,000	438,800,000
Foreign unaffiliated customers [Member]
Sales to external customers [Line Items]
Sales Revenue, Goods, Net												$ 70,000,000	$ 57,300,000	$ 42,300,000